Inventory - Schedule of Inventory (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventory
Natural gas held in storage	$ 359.0	$ 418.0
Materials and supplies	56.3	53.3
Renewable energy credits and emission compliance instruments	64.1	38.2
Natural gas liquids	26.2	6.4
Total inventory	505.6	515.9
Rate Regulated Utilities
Inventory
Natural gas held in storage	$ 214.3	$ 270.4